Joint Ventures and Associates (Tables)	12 Months Ended
Jun. 30, 2025
Joint Ventures and Associates [Abstract]
Schedule of Joint Ventures Assets
	06/30/2025	06/30/2024
Assets
Measured at equity value method
Synertech Industrias S.A.	-	39,749,850
Bioceres Crops Solutions Corp	77,741,970	-
Agrality Argentina S.A.	7,521,996	7,758,886
Agrality US Inc.	3,315,307	3,521,791
Agrality Seeds Inc.	5,496,286	4,812,389
SW Semillas S.A.	725	955
Alfalfa Technologies S.R.L.	-	36,503
Inmet S.A	71,687	379,876
	94,147,971	56,260,250
Measured at Fair value
Theo I SCSp	-	36,535,601
	-	36,535,601

	06/30/2025	06/30/2024
Liabilities
Measured at equity value method
Trigall Genetics S.A.	-	296,455
	-	296,455

Schedule of Changes in Joint Ventures Investments and Affiliates

Changes in joint ventures investments and affiliates:

	06/30/2025	06/30/2024
As of the beginning	92,499,396	117,720,140
Loss of control	(38,363,585)	-
Changes in equity interest	77,741,970	9,958
Sale of equity investment	-	(900,000)
Reclassification of Moolec Science S.A.	-	(2,560,472)
Share-based incentives	-	65,470
Dividends distribution	-	(1,790,032)
Foreign currency translation	(802,200)	977,482
Share of profit or loss measured at equity value method	(392,009)	7,747,312
Share of profit or loss measured at fair value	(36,535,601)	(28,770,462)
As of the end of the year	94,147,971	92,499,396

Schedule of Share of Profit or Loss of Joint Ventures and Affiliates

Share of profit or loss of joint ventures and affiliates:

	06/30/2025	06/30/2024	06/30/2023

Measured at equity value method
Synertech Industrias S.A.	(415,089)	3,723,140	564,598
Agrality Argentina S.A.	587,173	3,519,639	2,126,492
Agrality US Inc.	(206,484)	(64,322)	(2,940,435)
Agrality Seeds Inc.	683,897	(124,468)	2,187,415
Indrasa Biotecnología S.A.	-	-	62,613
Moolec Science SA	-	-	(4,176,703)
SW Semillas S.A.	(285)	(2,592)	(3,917)
Trigall Genetics	(711,223)	326,368	103,703
Inmet S.A.	(329,998)	369,547	-
	(392,009)	7,747,312	(2,076,234)

Measured at Fair value
Theo I SCSp	(36,535,601)	(28,770,462)	49,785,839
	(36,535,601)	(28,770,462)	49,785,839

Schedule of Significant Joint Ventures

Summarized financial information prepared in accordance with International Financial Reporting Standards (“IFRS”) in relation to the significant joint ventures is presented below:

Name	Date	Current assets	Non-current assets	Current liabilities	Non- current liabilities	Equity	Sales	(Loss)/Profit of the year

Synertech	06/30/2025	-	-	-	-	-
Industries	06/30/2024	55,963,591	11,195,394	27,610,517	3,447,008	36,101,460	61,815,678	7,236,901
S.A.	06/30/2023	50,602,942	12,351,672	30,248,685	3,841,374	28,864,555	62,798,136	3,980,995
	06/30/2025	10,733,702	17,174,010	9,749,928	8,155,954	10,001,830	27,931,724	1,409,802
Agrality S.A.	06/30/2024	22,098,808	20,002,212	22,984,897	8,640,513	10,475,610	22,757,410	3,935,787
	06/30/2023	14,203,372	24,832,433	14,591,700	19,382,094	5,062,012	20,540,979	2,071,653
Theo I SCSp	06/30/2025	-	22,755,817	10,642,112	73,674,157	(61,560,452)	-	(99,549,928)
	06/30/2024	-	108,456,044	13,405,755	57,060,813	37,989,476	-	(32,213,331)
	06/30/2023	-	135,533,950	11,998,548	55,630,592	67,904,810	-	(10,632,802)